Restatement of Previously Issued Financial Statements (Tables)	12 Months Ended
Dec. 31, 2016
Equity [Abstract]
Restatement of Consolidated Balance Sheet
CONSOLIDATED BALANCE SHEET
As of December 31, 2015

	As Originally
	Presented	Restatement	As Restated

ASSETS

Current Assets:
Cash	$14,797	$-	$14,797
Restricted cash	99,900	-	99,900
Accounts receivable, net	84,565	-	84,565
Inventory	3,447	-	3,447
Prepaid expenses and other current assets	9,681	-	9,681
Total current assets	212,390	-	212,390

Intangible assets, net	3,250	946,529	949,779
TOTAL ASSETS	$215,640	$946,529	$1,162,169

LIABILITIES AND STOCKHOLDERS' DEFICIT

Current Liabilities:
Accounts payable	$256,558	$-	$256,558
Accrued expenses	2,525	-	2,525
Due to related parties	28,813	365,798	394,611
Deferred income	88,505	-	88,505
Total current liabilities	376,401	365,798	742,199

Due to related parties	-	348,066	348,066
TOTAL LIABILITIES	376,401	713,864	1,090,265

STOCKHOLDERS' DEFICIT
Common stock	21,938	927	22,865
Additional paid-in capital	537,944	299,073	837,017
Accumulated deficit	(720,643)	(67,335)	(787,978)
Total stockholders' deficit	(160,761)	232,665	71,904
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$215,640	$946,529	$1,162,169

Restatement of Consolidated Statements Of Operations
CONSOLIDATED STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2015

	As Originally
	Presented	Restatement	As Restated

Sales	$479,204	$-	$479,204
Cost of goods sold	191,493	-	191,493
Gross profit	287,711	-	287,711

Operating expenses:
Selling expenses	112,439	-	112,439
General and administrative expenses	1,674,169	49,817	1,723,986
Total operating expenses	1,786,608	49,817	1,836,425
Loss from operations	(1,498,897)	(49,817)	(1,548,714)

Other income (expense)
Interest expense	0	(17,518)	(17,518)
Total other income (expense)	0	(17,518)	(17,518)
Loss before provision for income taxes	(1,498,897)	(67,335)	(1,566,232)

Provision for income taxes	-	-	-

Net loss	$(1,498,897)	$(67,335)	$(1,566,232)

Restatement of Cash Flows
CONSOLIDATED STATEMENTS OF CASH FLOWS
For the Year Ended December 31, 2015

	As Originally
	Presented	Restatement	As Restated

OPERATING ACTIVITIES:
Net loss	$(1,498,897)	$(67,335)	$(1,566,232)
Adjustments to reconcile net loss to
net cash used in operating activities:
Amortization	-	49,817	49,817
Imputed interest	-	17,518	17,518
Stock-based compensation	129,432	-	129,432
Common stock issued for services	220,250	-	220,250
Change in current assets and liabilities:		-
Accounts receivable	(74,277)	-	(74,277)
Inventory	(2,667)	-	(2,667)
Prepaid expenses and other assets	(9,681)	-	(9,681)
Accounts payable	76,110	-	76,110
Accrued expenses	25	-	25
Due to related parties	(214,092)	-	(214,092)
Deferred income	(15,503)	-	(15,503)
Net cash used in operating activities	(1,389,300)	-	(1,389,300)

INVESTING ACTIVITIES:
Payment for intangible assets	(450)	-	(450)
Increase in restricted cash	(99,900)	-	(99,900)
Net cash used in investing activities	(100,350)	-	(100,350)

FINANCING ACTIVITIES:
Proceeds from sale of common stock	1,500,000	-	1,500,000
Net cash provided by financing activities	1,500,000	-	1,500,000

NET INCREASE IN CASH	10,350	-	10,350

CASH, BEGINNING OF PERIOD	4,447	-	4,447

CASH, END OF PERIOD	$14,797	$-	$14,797